Schedule of Investments
January 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–84.92%(a)
Brazil–4.61%
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 01/01/2025	BRL	5,000,000	$921,009
Series F, 10.00%, 01/01/2029	BRL	28,000,000	4,996,744
			5,917,753
Chile–3.31%
Bonos de la Tesoreria de la Republica, 1.30%, 03/01/2023	CLP	813,211,850	1,021,434
Bonos de la Tesoreria de la Republica en pesos,
2.50%, 03/01/2025	CLP	1,000,000,000	1,150,020
4.50%, 03/01/2026	CLP	1,700,000,000	2,076,687
			4,248,141
China–11.17%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	35,000,000	5,647,794
Series 2107, 3.00%, 06/17/2024	CNY	30,000,000	4,775,670
Series 2110, 3.41%, 06/07/2031	CNY	8,000,000	1,297,917
China Government Bond, 3.72%, 04/12/2051	CNY	6,000,000	1,011,046
Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,607,461
			14,339,888
Colombia–4.31%
Colombian TES, Series B, 5.75%, 11/03/2027	COP	18,000,000,000	3,981,339
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,543,669
			5,525,008
Czech Republic–3.39%
Czech Republic Government Bond,
Series 125, 1.50%, 04/24/2040	CZK	12,000,000	413,858
Series 49, 4.20%, 12/04/2036(b)	CZK	16,000,000	815,513
Series 95, 1.00%, 06/26/2026(b)	CZK	75,000,000	3,114,150
			4,343,521
Egypt–3.64%
Egypt Government Bond,
14.20%, 07/07/2023	EGP	4,000,000	256,729
14.31%, 10/13/2023	EGP	24,000,000	1,538,937
14.48%, 04/06/2026	EGP	45,000,000	2,876,166
			4,671,832
	Principal Amount		Value
Hungary–0.52%
Hungary Government Bond, Series 34/A, 2.25%, 06/22/2034	HUF	280,000,000	$668,819
India–2.18%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	2,795,939
Indonesia–7.93%
Indonesia Treasury Bond,
Series FR64, 6.13%, 05/15/2028	IDR	10,000,000,000	699,486
Series FR71, 9.00%, 03/15/2029	IDR	30,000,000,000	2,399,875
Series FR87, 6.50%, 02/15/2031	IDR	10,000,000,000	696,704
Series FR91, 6.38%, 04/15/2032	IDR	30,000,000,000	2,074,854
Series FR92, 7.13%, 06/15/2042	IDR	5,000,000,000	353,802
Series FR93, 6.38%, 07/15/2037	IDR	57,100,000,000	3,953,049
			10,177,770
Malaysia–8.48%
Malaysia Government Bond,
Series 0519, 3.76%, 05/22/2040	MYR	7,500,000	1,678,079
Series 115, 3.96%, 09/15/2025	MYR	20,000,000	4,921,867
Series 120, 4.07%, 06/15/2050	MYR	5,000,000	1,144,075
Series 513, 3.73%, 06/15/2028	MYR	13,000,000	3,141,522
			10,885,543
Mexico–12.61%
Mexican Bonos,
Series M, 5.75%, 03/05/2026	MXN	60,000,000	2,725,980
Series M, 7.75%, 11/13/2042	MXN	44,000,000	2,082,086
Series M 20, 7.50%, 06/03/2027	MXN	100,000,000	4,833,638
Series M 20, 8.50%, 05/31/2029	MXN	50,000,000	2,547,158
Series M 30, 8.50%, 11/18/2038	MXN	42,000,000	2,145,817
Petroleos Mexicanos, 7.19%, 09/12/2024(b)	MXN	38,000,000	1,754,209
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,932,000	93,243
			16,182,131
Peru–2.66%
Peru Government Bond,
5.94%, 02/12/2029	PEN	8,000,000	2,105,416
6.15%, 08/12/2032	PEN	3,000,000	773,401

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Peru–(continued)
Peruvian Government International Bond, 6.35%, 08/12/2028(b)	PEN	2,000,000	$540,279
			3,419,096
Poland–1.57%
Republic of Poland Government Bond, Series 1029, 2.75%, 10/25/2029	PLN	9,000,000	2,018,673
Russia–2.97%
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026	RUB	40,000,000	486,549
Series 6232, 6.00%, 10/06/2027	RUB	300,000,000	3,326,336
			3,812,885
South Africa–8.50%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	737,066
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	53,000,000	3,185,862
Series 2040, 9.00%, 01/31/2040	ZAR	55,000,000	3,125,195
Series R186, 10.50%, 12/21/2026	ZAR	25,000,000	1,799,854
Series R209, 6.25%, 03/31/2036	ZAR	45,000,000	2,059,840
			10,907,817
South Korea–1.37%
Export-Import Bank of Korea, 8.00%, 05/15/2024(b)	IDR	24,000,000,000	1,760,701
Supranational–1.16%
European Bank for Reconstruction & Development, 4.60%, 12/09/2025	IDR	10,000,000,000	677,973
	Principal Amount		Value
Supranational–(continued)
International Bank for Reconstruction & Development, 4.60%, 02/09/2026	IDR	10,000,000,000	$680,781
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	129,337
			1,488,091
Thailand–4.54%
Thailand Government Bond,
2.88%, 12/17/2028	THB	55,000,000	1,769,740
3.78%, 06/25/2032	THB	50,000,000	1,716,983
1.00%, 06/17/2038	THB	80,000,000	2,341,259
			5,827,982
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $114,255,955)			108,991,590
	Shares
Money Market Funds–11.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)		5,091,723	5,091,723
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)		3,723,589	3,723,962
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)		5,819,112	5,819,112
Total Money Market Funds (Cost $14,634,827)			14,634,797

Options Purchased–0.08%
(Cost $183,003)(f)			105,208
TOTAL INVESTMENTS IN SECURITIES—96.40% (Cost $129,073,785)			123,731,595
OTHER ASSETS LESS LIABILITIES–3.60%			4,618,918
NET ASSETS–100.00%			$128,350,513
Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $9,751,101, which represented 7.60% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,607,012	$14,889,237	$(15,404,526)	$-	$-	$5,091,723	$219
Invesco Liquid Assets Portfolio, Institutional Class	4,280,399	10,635,169	(11,191,120)	57	(543)	3,723,962	79
Invesco Treasury Portfolio, Institutional Class	6,408,013	17,016,271	(17,605,172)	-	-	5,819,112	95
Total	$16,295,424	$42,540,677	$(44,200,818)	$57	$(543)	$14,634,797	$393

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus PLN	Put	J.P. Morgan Chase Bank, N.A.	02/10/2022	PLN	4.53	EUR	3,000,000	$ 1,261
USD versus CLP	Put	Merrill Lynch International	07/12/2022	CLP	794.00	USD	4,500,000	102,469
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/04/2022	RUB	74.00	USD	4,500,000	373
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/28/2022	RUB	69.13	USD	5,000,000	1,105
Total Foreign Currency Options Purchased								$105,208

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,749,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
USD versus CLP	Call	Merrill Lynch International	07/12/2022	CLP	910.00	USD	4,500,000	$(48,892)
USD versus RUB	Call	Bank of America, N.A.	02/11/2022	RUB	74.40	USD	5,000,000	(217,790)
USD versus ZAR	Call	Standard Chartered Bank PLC	02/10/2022	ZAR	16.05	USD	5,000,000	(6,565)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/08/2022	CLP	900.00	USD	7,500,000	(38)
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	05/03/2022	RUB	78.30	USD	2,500,000	(110,930)
Subtotal — Foreign Currency Call Options Written								(384,215)
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	02/24/2022	HUF	360.00	EUR	8,000,000	(129,125)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	02/08/2022	CLP	800.00	USD	7,500,000	(59,842)
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/04/2022	USD	71.75	USD	4,500,000	(9)
Subtotal — Foreign Currency Put Options Written								(188,976)
Total – Foreign Currency Options Written								$(573,191)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,749,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2022	Bank of America, N.A.	USD	1,905,000	INR	142,589,250	$4,209
02/14/2022	Bank of America, N.A.	RUB	43,260,000	USD	600,000	42,417
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Bank of America, N.A.	CLP	80,920,000	USD	100,842	$351
03/16/2022	Bank of America, N.A.	INR	30,000,000	USD	403,287	3,177
03/16/2022	Bank of America, N.A.	USD	728,053	HUF	238,583,000	22,719
03/16/2022	Bank of America, N.A.	USD	451,163	IDR	6,544,430,000	4,097
03/16/2022	Barclays Bank PLC	IDR	1,941,360,000	USD	135,223	174
03/16/2022	Citibank, N.A.	USD	2,324,478	PEN	9,555,000	149,913
02/02/2022	Goldman Sachs International	USD	3,086,198	BRL	16,800,000	77,585
02/07/2022	Goldman Sachs International	EUR	1,000,000	USD	1,130,957	7,395
02/07/2022	Goldman Sachs International	RUB	86,443,000	USD	1,165,000	48,382
03/03/2022	Goldman Sachs International	USD	237,608	BRL	1,290,000	3,587
03/16/2022	Goldman Sachs International	CZK	4,430,000	USD	205,635	2,040
03/16/2022	Goldman Sachs International	EUR	860,000	USD	975,037	7,974
03/16/2022	Goldman Sachs International	MXN	28,279,000	USD	1,372,641	11,486
03/16/2022	Goldman Sachs International	PEN	490,000	USD	127,213	321
03/16/2022	Goldman Sachs International	USD	687,631	CLP	578,800,000	31,160
03/16/2022	Goldman Sachs International	USD	1,294,410	COP	5,268,050,000	33,269
03/16/2022	Goldman Sachs International	USD	2,343,474	CZK	53,148,000	99,122
03/16/2022	Goldman Sachs International	USD	3,133,794	MXN	66,538,600	68,913
03/16/2022	Goldman Sachs International	USD	1,344,683	RUB	105,840,000	8,005
03/16/2022	Goldman Sachs International	USD	922,215	ZAR	14,570,000	20,147
02/02/2022	J.P. Morgan Chase Bank, N.A.	USD	11,499,077	BRL	62,050,649	186,323
02/07/2022	J.P. Morgan Chase Bank, N.A.	RUB	15,031,000	USD	200,000	5,839
02/14/2022	J.P. Morgan Chase Bank, N.A.	EUR	450,000	USD	509,008	3,334
02/14/2022	J.P. Morgan Chase Bank, N.A.	PLN	6,233,355	USD	1,568,416	42,029
02/28/2022	J.P. Morgan Chase Bank, N.A.	EUR	3,280,000	USD	3,716,765	29,935
02/28/2022	J.P. Morgan Chase Bank, N.A.	USD	3,716,806	HUF	1,181,390,400	6,687
03/01/2022	J.P. Morgan Chase Bank, N.A.	RUB	99,617,650	USD	1,375,000	97,011
03/03/2022	J.P. Morgan Chase Bank, N.A.	USD	7,611,555	BRL	41,520,649	151,711
03/16/2022	J.P. Morgan Chase Bank, N.A.	CNY	14,611,750	USD	2,293,271	6,591
03/16/2022	J.P. Morgan Chase Bank, N.A.	CZK	9,080,000	USD	422,237	4,936
03/16/2022	J.P. Morgan Chase Bank, N.A.	EUR	20,000	USD	22,649	159
03/16/2022	J.P. Morgan Chase Bank, N.A.	IDR	5,225,130,000	USD	363,563	80
03/16/2022	J.P. Morgan Chase Bank, N.A.	PLN	6,870,000	USD	1,691,789	13,313
03/16/2022	J.P. Morgan Chase Bank, N.A.	RON	880,000	USD	200,163	856
03/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	39,595,000	USD	523,235	17,191
03/16/2022	J.P. Morgan Chase Bank, N.A.	THB	35,320,000	USD	1,067,682	7,008
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	3,908,402	CNY	25,034,655	9,420
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	94,026	COP	381,830,000	2,204
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	926,605	CZK	20,370,000	9,567
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	3,571,256	HUF	1,162,721,240	87,592
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	481,511	MXN	10,168,000	7,906
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	10,405,886	PLN	42,739,010	36,097
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	1,340,020	RON	5,945,000	6,432
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	7,994,693	THB	269,641,809	102,752
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	1,555,389	TRY	22,145,000	70,740
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	2,557,156	ZAR	41,060,000	98,536
03/16/2022	J.P. Morgan Chase Bank, N.A.	ZAR	6,820,000	USD	447,096	5,990
03/22/2022	J.P. Morgan Chase Bank, N.A.	MXN	27,627,425	USD	1,330,000	1,666
03/22/2022	J.P. Morgan Chase Bank, N.A.	USD	400,000	MXN	8,444,000	5,990
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	3,390,647	CNY	22,165,000	18,292
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/02/2022	Morgan Stanley and Co. International PLC	USD	6,862,408	BRL	39,720,649	$617,799
02/10/2022	Morgan Stanley and Co. International PLC	USD	450,000	CLP	380,641,500	24,889
03/16/2022	Morgan Stanley and Co. International PLC	IDR	21,663,120,000	USD	1,512,456	5,473
03/16/2022	Morgan Stanley and Co. International PLC	MXN	10,630,000	USD	512,280	626
03/16/2022	Morgan Stanley and Co. International PLC	RUB	339,154,000	USD	4,415,567	81,008
03/16/2022	Morgan Stanley and Co. International PLC	THB	17,300,000	USD	524,362	4,836
03/16/2022	Morgan Stanley and Co. International PLC	USD	140,926	IDR	2,026,480,000	44
03/16/2022	Morgan Stanley and Co. International PLC	USD	226,093	THB	7,550,000	637
02/14/2022	Standard Chartered Bank PLC	ZAR	9,601,563	USD	625,000	1,328
03/16/2022	Standard Chartered Bank PLC	RUB	59,600,000	USD	782,334	20,616
03/16/2022	Standard Chartered Bank PLC	THB	6,960,000	USD	211,101	2,090
03/16/2022	Standard Chartered Bank PLC	USD	1,561,452	CNY	10,015,000	5,854
03/16/2022	Standard Chartered Bank PLC	USD	3,518,039	IDR	50,792,820,000	15,334
03/16/2022	Standard Chartered Bank PLC	USD	2,193,792	MYR	9,215,000	9,985
03/16/2022	Standard Chartered Bank PLC	USD	1,198,445	THB	40,090,000	5,473
04/19/2022	Standard Chartered Bank PLC	USD	1,100,000	CNY	7,207,090	25,267
03/15/2023	Standard Chartered Bank PLC	USD	286,807	CNY	1,875,000	1,565
Subtotal—Appreciation						2,505,454
Currency Risk
03/16/2022	Bank of America, N.A.	HUF	156,230,000	USD	477,730	(13,895)
03/16/2022	Bank of America, N.A.	INR	9,850,000	USD	129,239	(2,130)
03/16/2022	Bank of America, N.A.	USD	196,116	IDR	2,818,770,000	(30)
03/16/2022	Bank of America, N.A.	USD	7,531,151	RUB	573,233,536	(204,937)
07/14/2022	Bank of America, N.A.	CLP	887,460,000	USD	1,050,000	(32,483)
02/02/2022	Goldman Sachs International	BRL	16,800,000	USD	3,005,927	(157,854)
02/07/2022	Goldman Sachs International	USD	1,165,000	EUR	1,000,000	(41,438)
03/16/2022	Goldman Sachs International	CLP	128,130,000	USD	150,123	(8,997)
03/16/2022	Goldman Sachs International	COP	850,780,000	USD	213,325	(1,092)
03/16/2022	Goldman Sachs International	CZK	16,410,000	USD	743,082	(11,095)
03/16/2022	Goldman Sachs International	IDR	84,107,884,700	USD	5,811,365	(39,550)
03/16/2022	Goldman Sachs International	INR	7,990,000	USD	106,352	(211)
03/16/2022	Goldman Sachs International	MXN	177,874,235	USD	8,287,931	(273,699)
03/16/2022	Goldman Sachs International	USD	2,023,309	CLP	1,624,960,000	(5,329)
03/16/2022	Goldman Sachs International	USD	116,981	CZK	2,540,000	(246)
03/16/2022	Goldman Sachs International	USD	5,018,693	MXN	104,109,140	(7,602)
03/16/2022	Goldman Sachs International	USD	944,002	RUB	72,410,000	(18,566)
03/16/2022	Goldman Sachs International	ZAR	68,571,000	USD	4,271,509	(163,547)
02/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	62,050,649	USD	11,466,237	(219,165)
02/14/2022	J.P. Morgan Chase Bank, N.A.	USD	1,568,416	EUR	1,350,000	(51,396)
02/22/2022	J.P. Morgan Chase Bank, N.A.	BRL	1,131,390	USD	195,000	(17,003)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CNY	43,634,655	USD	6,813,332	(15,314)
03/16/2022	J.P. Morgan Chase Bank, N.A.	COP	1,199,390,000	USD	300,773	(1,503)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CZK	8,545,300	USD	375,574	(17,154)
03/16/2022	J.P. Morgan Chase Bank, N.A.	INR	191,840,000	USD	2,545,141	(13,425)
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	24,180,000	USD	1,159,670	(4,187)
03/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	161,590,000	USD	2,021,153	(44,049)
03/16/2022	J.P. Morgan Chase Bank, N.A.	THB	39,170,000	USD	1,171,222	(5,068)
03/16/2022	J.P. Morgan Chase Bank, N.A.	TRY	24,983,725	USD	1,720,583	(113,996)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	133,237	CNY	850,000	(215)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	121,078	CZK	2,610,000	(1,127)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	22,623	EUR	20,000	$(134)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	1,595,484	HUF	499,390,000	(24,005)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	762,767	PLN	3,080,000	(10,262)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	45,494	RON	200,000	(197)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	9,999,027	ZAR	154,175,000	(27,249)
03/16/2022	J.P. Morgan Chase Bank, N.A.	ZAR	125,643,127	USD	7,785,323	(341,062)
09/15/2022	J.P. Morgan Chase Bank, N.A.	PEN	10,700,000	USD	2,609,756	(115,548)
02/02/2022	Morgan Stanley and Co. International PLC	BRL	39,720,649	USD	7,414,165	(66,042)
03/16/2022	Morgan Stanley and Co. International PLC	CLP	2,617,725,000	USD	3,035,280	(215,580)
03/16/2022	Morgan Stanley and Co. International PLC	COP	17,144,920,000	USD	4,303,598	(17,348)
03/16/2022	Morgan Stanley and Co. International PLC	MXN	23,366,798	USD	1,082,082	(42,634)
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,820,163	COP	7,136,860,000	(21,497)
03/16/2022	Morgan Stanley and Co. International PLC	USD	145,532	MXN	2,990,000	(1,615)
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,267,239	PEN	4,870,000	(6,090)
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,234,313	RUB	93,240,000	(42,659)
09/15/2022	Morgan Stanley and Co. International PLC	PEN	11,655,000	USD	2,836,111	(132,432)
03/16/2022	Standard Chartered Bank PLC	CNY	10,015,000	USD	1,564,660	(2,647)
03/16/2022	Standard Chartered Bank PLC	IDR	4,873,200,000	USD	337,059	(1,942)
03/16/2022	Standard Chartered Bank PLC	INR	8,140,000	USD	108,507	(56)
03/16/2022	Standard Chartered Bank PLC	MYR	19,214,100	USD	4,553,468	(41,604)
03/16/2022	Standard Chartered Bank PLC	RUB	35,910,000	USD	448,144	(10,804)
03/16/2022	Standard Chartered Bank PLC	THB	33,685,000	USD	1,000,810	(10,764)
03/16/2022	Standard Chartered Bank PLC	USD	2,766,691	IDR	39,703,000,000	(4,775)
03/16/2022	Standard Chartered Bank PLC	USD	121,156	RUB	9,210,000	(3,447)
03/16/2022	Standard Chartered Bank PLC	USD	1,528,070	THB	50,850,000	(1,026)
04/19/2022	Standard Chartered Bank PLC	CNY	4,049,688	USD	625,000	(7,291)
Subtotal—Depreciation						(2,635,013)
Total Forward Foreign Currency Contracts						$(129,559)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)%	Annually	01/17/2027	CZK	35,250,000	$—	$4,566	$4,566
Receive	3 Month JIBAR	Quarterly	(6.56)	Quarterly	10/08/2026	ZAR	55,600,000	—	7,259	7,259
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	7,600,000	46	13,972	13,926
Pay	3 Month CNRR007	Quarterly	2.28	Quarterly	12/08/2023	CNY	25,000,000	—	15,366	15,366
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	4,700,000	—	16,614	16,614
Receive	3 Month JIBAR	Quarterly	(7.33)	Quarterly	06/22/2031	ZAR	20,000,000	—	25,691	25,691
Pay	6 Month THB	Semi-Annually	0.99	Semi-Annually	01/25/2025	THB	80,000,000	—	33,699	33,699
Pay	3 Month CNRR007	Quarterly	2.85	Quarterly	12/04/2025	CNY	15,000,000	—	56,789	56,789
Receive	6 Month BUBOR	Semi-Annually	(3.86)	Annually	11/12/2024	HUF	840,000,000	—	85,666	85,666
Receive	3 Month JIBAR	Quarterly	(7.25)	Quarterly	07/16/2031	ZAR	53,500,000	—	89,828	89,828
Receive	28 Day MXN TIIE	28 Day	(5.54)	28 Day	01/24/2031	MXN	26,000,000	—	167,717	167,717
Receive	28 Day MXN TIIE	28 Day	(5.45)	28 Day	12/05/2030	MXN	38,000,000	—	253,839	253,839
Subtotal — Appreciation								46	771,006	770,960
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 Day	4.67%	28 Day	07/02/2024	MXN	20,100,000	$—	$(61,327)	$(61,327)
Receive	CHIBPROM	At Maturity	(5.47)	At Maturity	01/12/2025	CLP	6,750,000,000	—	(39,968)	(39,968)
Pay	BZDIOVRA	At Maturity	11.43	At Maturity	01/02/2023	BRL	44,490,732	—	(32,338)	(32,338)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	7,500,000	—	(23,778)	(23,778)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	01/11/2027	CZK	71,500,000	—	(18,132)	(18,132)
Pay	6 Month BUBOR	Semi-Annually	4.67	Annually	01/07/2032	HUF	270,000,000	—	(15,081)	(15,081)
Pay	3 Month CZK PRIBOR	Quarterly	4.77	Annually	01/11/2023	CZK	333,300,000	—	(13,263)	(13,263)
Pay	3 Month JIBAR	Quarterly	8.07	Quarterly	01/31/2037	ZAR	130,000,000	—	(11,332)	(11,332)
Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	164,500,000	—	(4,609)	(4,609)
Subtotal — Depreciation								—	(219,828)	(219,828)
Total Centrally Cleared Interest Rate Swap Agreements								$46	$551,178	$551,132

(a)	Centrally cleared swap agreements collateralized by $39,149 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.13)%	Quarterly	08/04/2023	MYR	32,500,000	$—	$39,027	$39,027
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.36)	Quarterly	10/21/2023	MYR	17,000,000	—	14,005	14,005
Subtotal—Appreciation									—	53,032	53,032
Interest Rate Risk
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	8.54	Annually	05/08/2024	RUB	135,000,000	—	(84,472)	(84,472)
J.P. Morgan Chase Bank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	7.11	Annually	07/26/2026	RUB	130,000,000	—	(176,996)	(176,996)
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	7.10	Annually	08/17/2026	RUB	130,000,000	—	(176,786)	(176,786)
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	7.09	Annually	08/17/2028	RUB	98,000,000	—	(157,453)	(157,453)
Subtotal—Depreciation									—	(595,707)	(595,707)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(542,675)	$(542,675)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,749,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
RUB	—Russian Ruble
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$108,991,590	$—	$108,991,590
Money Market Funds	14,634,797	—	—	14,634,797
Options Purchased	—	105,208	—	105,208
Total Investments in Securities	14,634,797	109,096,798	—	123,731,595
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,505,454	—	2,505,454
Swap Agreements	—	823,992	—	823,992
	—	3,329,446	—	3,329,446
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,635,013)	—	(2,635,013)
Options Written	—	(573,191)	—	(573,191)
Swap Agreements	—	(815,535)	—	(815,535)
	—	(4,023,739)	—	(4,023,739)
Total Other Investments	—	(694,293)	—	(694,293)
Total Investments	$14,634,797	$108,402,505	$—	$123,037,302

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund